Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
October 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SV3-NPRT1-1221
1.9867678.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Entertainment - 0.5%
Madison Square Garden Sports Corp. (a)	5,830	1,104,843
Playtika Holding Corp.	31,889	901,821
Skillz, Inc. (a)(b)	90,529	1,012,114
World Wrestling Entertainment, Inc. Class A	13,666	834,856
Zynga, Inc. (a)	308,503	2,276,752
		6,130,386
Interactive Media & Services - 0.2%
TripAdvisor, Inc. (a)	30,425	1,003,112
Vimeo, Inc. (a)	44,299	1,494,205
		2,497,317
Media - 1.6%
Cable One, Inc.	1,666	2,850,876
Interpublic Group of Companies, Inc.	120,966	4,423,727
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	60,820	3,393,756
Liberty Media Class A (a)	8,102	422,519
News Corp.:
Class A	120,392	2,756,977
Class B	37,279	841,014
Nexstar Broadcasting Group, Inc. Class A	12,416	1,861,531
The New York Times Co. Class A	50,924	2,779,941
		19,330,341
TOTAL COMMUNICATION SERVICES		27,958,044
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.9%
BorgWarner, Inc.	73,913	3,331,259
Gentex Corp.	73,752	2,610,083
Lear Corp.	18,520	3,182,662
QuantumScape Corp. Class A (a)(b)	63,630	1,841,452
		10,965,456
Automobiles - 0.3%
Harley-Davidson, Inc.	47,267	1,724,773
Thor Industries, Inc.	16,406	1,672,756
		3,397,529
Distributors - 0.5%
Pool Corp.	12,014	6,189,132
Diversified Consumer Services - 1.2%
Bright Horizons Family Solutions, Inc. (a)	18,748	3,112,168
Chegg, Inc. (a)	44,078	2,619,996
Frontdoor, Inc. (a)	26,496	987,771
Grand Canyon Education, Inc. (a)	13,795	1,099,462
H&R Block, Inc.	54,903	1,266,612
Mister Car Wash, Inc.	12,463	228,571
Service Corp. International	50,485	3,457,718
Terminix Global Holdings, Inc. (a)	38,598	1,562,447
		14,334,745
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	70,729	2,580,194
Boyd Gaming Corp. (a)	25,361	1,617,525
Choice Hotels International, Inc.	10,783	1,516,305
Churchill Downs, Inc.	11,378	2,616,940
Hyatt Hotels Corp. Class A (a)	14,600	1,243,920
Marriott Vacations Worldwide Corp.	12,821	2,015,718
Norwegian Cruise Line Holdings Ltd. (a)(b)	113,968	2,931,257
Penn National Gaming, Inc. (a)	50,814	3,638,282
Planet Fitness, Inc. (a)	25,645	2,040,060
Six Flags Entertainment Corp. (a)	23,873	981,896
Travel+Leisure Co.	26,079	1,417,133
Vail Resorts, Inc.	12,320	4,246,827
Wendy's Co.	55,005	1,226,612
Wyndham Hotels & Resorts, Inc.	28,304	2,390,839
		30,463,508
Household Durables - 1.6%
Leggett & Platt, Inc.	41,030	1,922,256
Mohawk Industries, Inc. (a)	17,456	3,093,378
Newell Brands, Inc.	117,370	2,686,599
PulteGroup, Inc.	79,795	3,836,544
Tempur Sealy International, Inc.	56,161	2,497,480
Toll Brothers, Inc.	34,668	2,085,974
TopBuild Corp. (a)	10,183	2,616,726
		18,738,957
Internet & Direct Marketing Retail - 0.1%
Qurate Retail, Inc. Series A	114,716	1,197,635
Leisure Products - 0.8%
Brunswick Corp.	24,027	2,236,673
Hayward Holdings, Inc. (b)	11,642	269,978
Mattel, Inc. (a)	107,790	2,350,900
Polaris, Inc.	17,640	2,027,718
YETI Holdings, Inc. (a)	26,402	2,596,109
		9,481,378
Multiline Retail - 0.4%
Kohl's Corp.	48,359	2,346,862
Nordstrom, Inc. (a)	34,246	983,888
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	20,114	1,360,913
		4,691,663
Specialty Retail - 2.7%
AutoNation, Inc. (a)	13,954	1,690,108
Dick's Sporting Goods, Inc. (b)	19,405	2,410,295
Five Below, Inc. (a)	16,999	3,353,903
Floor & Decor Holdings, Inc. Class A (a)	31,402	4,268,160
Foot Locker, Inc.	27,654	1,318,266
GameStop Corp. Class A (a)(b)	19,817	3,636,618
Gap, Inc.	61,971	1,406,122
Leslie's, Inc. (b)	40,828	844,323
Lithia Motors, Inc. Class A (sub. vtg.)	9,078	2,897,879
Penske Automotive Group, Inc.	9,841	1,043,638
Petco Health & Wellness Co., Inc. (b)	17,190	425,109
RH (a)	5,294	3,492,081
Vroom, Inc. (a)(b)	35,394	677,087
Williams-Sonoma, Inc.	23,107	4,291,663
		31,755,252
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	45,577	2,426,519
Carter's, Inc.	13,269	1,307,262
Columbia Sportswear Co.	12,317	1,278,997
Deckers Outdoor Corp. (a)	8,451	3,340,765
Hanesbrands, Inc.	107,104	1,825,052
PVH Corp.	21,910	2,395,420
Ralph Lauren Corp.	14,607	1,857,572
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	40,649	1,878,390
Tapestry, Inc.	86,132	3,357,425
Under Armour, Inc.:
Class A (sub. vtg.) (a)	57,785	1,268,959
Class C (non-vtg.) (a)	61,549	1,162,045
		22,098,406
TOTAL CONSUMER DISCRETIONARY		153,313,661
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	2,867	1,411,940
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc.	47,800	1,479,410
Casey's General Stores, Inc.	11,396	2,182,790
Grocery Outlet Holding Corp. (a)	26,962	598,287
U.S. Foods Holding Corp. (a)	68,137	2,362,310
		6,622,797
Food Products - 1.8%
Beyond Meat, Inc. (a)(b)	17,683	1,750,263
Bunge Ltd.	42,399	3,927,843
Darling Ingredients, Inc. (a)	49,860	4,214,167
Flowers Foods, Inc.	58,065	1,437,109
Freshpet, Inc. (a)	12,590	1,962,907
Ingredion, Inc.	20,675	1,968,880
Lamb Weston Holdings, Inc.	45,041	2,542,564
Pilgrim's Pride Corp. (a)	14,777	416,120
Post Holdings, Inc. (a)	18,192	1,846,124
Seaboard Corp.	78	300,302
The Hain Celestial Group, Inc. (a)	25,869	1,160,742
		21,527,021
Household Products - 0.1%
Reynolds Consumer Products, Inc.	16,858	454,829
Spectrum Brands Holdings, Inc.	12,912	1,210,500
		1,665,329
Personal Products - 0.2%
Coty, Inc. Class A (a)	104,547	886,559
Herbalife Nutrition Ltd. (a)	32,290	1,498,256
		2,384,815
TOTAL CONSUMER STAPLES		33,611,902
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
NOV, Inc. (a)	120,203	1,685,246
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream GP LP	103,247	1,098,548
APA Corp.	116,419	3,051,342
Continental Resources, Inc.	20,117	981,911
Coterra Energy, Inc.	245,685	5,238,004
Devon Energy Corp.	208,092	8,340,327
Diamondback Energy, Inc.	55,740	5,974,771
EQT Corp. (a)	93,934	1,870,226
HollyFrontier Corp.	46,245	1,563,081
Marathon Oil Corp.	241,894	3,947,710
New Fortress Energy, Inc.	8,038	241,140
Targa Resources Corp.	69,525	3,800,932
Texas Pacific Land Corp.	1,817	2,314,258
		38,422,250
TOTAL ENERGY		40,107,496
FINANCIALS - 13.7%
Banks - 4.4%
Bank of Hawaii Corp.	12,310	1,040,195
Bank OZK	37,957	1,695,539
BOK Financial Corp.	9,385	949,480
Comerica, Inc.	41,290	3,513,366
Commerce Bancshares, Inc.	32,763	2,310,119
Cullen/Frost Bankers, Inc.	17,585	2,277,258
East West Bancorp, Inc.	43,529	3,459,685
First Citizens Bancshares, Inc. (b)	1,868	1,520,365
First Hawaiian, Inc.	40,207	1,109,311
First Horizon National Corp.	169,025	2,868,354
FNB Corp., Pennsylvania	98,287	1,145,044
PacWest Bancorp	35,819	1,700,328
Peoples United Financial, Inc.	131,431	2,252,727
Pinnacle Financial Partners, Inc.	22,957	2,216,957
Popular, Inc.	24,402	1,987,299
Prosperity Bancshares, Inc.	27,521	2,072,607
Signature Bank	18,303	5,450,999
Sterling Bancorp	59,126	1,504,757
Synovus Financial Corp.	44,701	2,082,620
Umpqua Holdings Corp.	67,669	1,383,831
Webster Financial Corp.	27,832	1,557,479
Western Alliance Bancorp.	31,100	3,610,399
Wintrust Financial Corp.	17,534	1,551,759
Zions Bancorp NA	49,268	3,103,391
		52,363,869
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	12,672	2,127,375
Ares Management Corp.	42,430	3,595,518
Carlyle Group LP	50,070	2,811,431
Cboe Global Markets, Inc.	32,817	4,329,875
Evercore, Inc. Class A	11,940	1,812,970
FactSet Research Systems, Inc.	11,701	5,193,957
Invesco Ltd.	102,927	2,615,375
Janus Henderson Group PLC	52,741	2,452,457
Jefferies Financial Group, Inc.	67,485	2,901,855
Lazard Ltd. Class A	30,949	1,516,192
LPL Financial	24,563	4,028,823
Morningstar, Inc.	7,216	2,285,668
SEI Investments Co.	33,376	2,104,023
Stifel Financial Corp.	31,503	2,295,624
Virtu Financial, Inc. Class A	28,188	701,317
		40,772,460
Consumer Finance - 0.9%
Credit Acceptance Corp. (a)(b)	2,696	1,612,774
OneMain Holdings, Inc.	32,043	1,692,191
Santander Consumer U.S.A. Holdings, Inc.	18,522	772,367
SLM Corp.	94,158	1,727,799
Upstart Holdings, Inc.	13,915	4,481,187
		10,286,318
Diversified Financial Services - 0.2%
Voya Financial, Inc.	34,817	2,429,182
Insurance - 4.0%
Alleghany Corp. (a)	4,166	2,713,649
American Financial Group, Inc.	20,922	2,846,229
Assurant, Inc.	18,095	2,918,904
Assured Guaranty Ltd.	21,734	1,207,976
Athene Holding Ltd. (a)	35,645	3,101,471
Axis Capital Holdings Ltd.	23,905	1,244,733
Brighthouse Financial, Inc. (a)	25,483	1,280,011
Brown & Brown, Inc.	72,350	4,566,009
Erie Indemnity Co. Class A	7,721	1,589,059
Everest Re Group Ltd.	12,233	3,198,930
First American Financial Corp. (b)	32,864	2,403,673
Globe Life, Inc.	30,927	2,753,122
GoHealth, Inc. (a)	14,438	77,965
Hanover Insurance Group, Inc.	10,981	1,383,606
Kemper Corp.	18,527	1,176,094
Lemonade, Inc. (a)(b)	11,747	730,194
Mercury General Corp.	8,253	449,706
Old Republic International Corp.	86,521	2,234,837
Primerica, Inc.	12,086	2,033,349
Reinsurance Group of America, Inc.	20,950	2,473,776
RenaissanceRe Holdings Ltd.	14,414	2,043,905
Unum Group	62,952	1,603,387
W.R. Berkley Corp.	42,595	3,390,562
White Mountains Insurance Group Ltd.	934	985,361
		48,406,508
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	161,551	2,571,892
New Residential Investment Corp.	133,937	1,521,524
Starwood Property Trust, Inc.	84,792	2,159,652
		6,253,068
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	104,364	1,686,522
New York Community Bancorp, Inc.	139,189	1,730,119
TFS Financial Corp.	14,960	291,122
UWM Holdings Corp. Class A (b)	28,123	191,236
		3,898,999
TOTAL FINANCIALS		164,410,404
HEALTH CARE - 11.5%
Biotechnology - 2.6%
Acceleron Pharma, Inc. (a)	16,278	2,835,302
Exelixis, Inc. (a)	95,300	2,049,903
Ionis Pharmaceuticals, Inc. (a)	43,172	1,375,892
Iovance Biotherapeutics, Inc. (a)	45,456	1,105,035
Mirati Therapeutics, Inc. (a)	12,126	2,292,057
Natera, Inc. (a)	25,750	2,950,178
Neurocrine Biosciences, Inc. (a)	28,881	3,044,346
Novavax, Inc. (a)	22,790	3,391,836
Repligen Corp. (a)	16,887	4,905,674
Sage Therapeutics, Inc. (a)	15,808	638,011
Sarepta Therapeutics, Inc. (a)	25,393	2,009,348
Ultragenyx Pharmaceutical, Inc. (a)(b)	19,921	1,671,770
United Therapeutics Corp. (a)	13,615	2,597,197
		30,866,549
Health Care Equipment & Supplies - 1.8%
Envista Holdings Corp. (a)	49,599	1,939,321
Figs, Inc. Class A (a)(b)	11,786	396,127
Globus Medical, Inc. (a)	23,827	1,838,730
Hill-Rom Holdings, Inc.	20,540	3,181,646
ICU Medical, Inc. (a)	6,127	1,434,515
Integra LifeSciences Holdings Corp. (a)	22,372	1,486,843
Masimo Corp. (a)	15,436	4,376,723
Penumbra, Inc. (a)	10,419	2,881,374
Quidel Corp. (a)	11,378	1,510,657
Tandem Diabetes Care, Inc. (a)	18,829	2,566,958
		21,612,894
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	27,349	1,695,638
agilon health, Inc. (a)	21,072	516,264
Amedisys, Inc. (a)	9,918	1,679,514
Chemed Corp.	4,736	2,283,936
Encompass Health Corp.	30,054	1,910,232
Guardant Health, Inc. (a)(b)	27,720	3,237,419
Henry Schein, Inc. (a)	43,455	3,317,789
Molina Healthcare, Inc. (a)	17,795	5,262,337
Premier, Inc.	37,406	1,456,964
Signify Health, Inc. (b)	19,738	317,190
		21,677,283
Health Care Technology - 0.2%
Certara, Inc.	25,687	1,061,130
Change Healthcare, Inc. (a)	77,315	1,664,592
		2,725,722
Life Sciences Tools & Services - 3.8%
10X Genomics, Inc. (a)	25,806	4,161,734
Adaptive Biotechnologies Corp. (a)	33,611	1,122,944
Avantor, Inc. (a)	178,947	7,225,880
Bio-Techne Corp.	11,946	6,255,523
Bruker Corp.	31,569	2,534,991
Charles River Laboratories International, Inc. (a)	15,379	6,900,250
Maravai LifeSciences Holdings, Inc.	31,311	1,324,142
PerkinElmer, Inc.	34,567	6,114,557
PPD, Inc. (a)	49,457	2,332,887
QIAGEN NV (a)	70,048	3,905,876
Sotera Health Co.	30,548	754,536
Syneos Health, Inc. (a)	31,393	2,930,223
		45,563,543
Pharmaceuticals - 1.3%
Catalent, Inc. (a)	50,127	6,910,508
Jazz Pharmaceuticals PLC (a)(b)	18,285	2,432,636
Nektar Therapeutics (a)(b)	55,023	834,149
Organon & Co.	78,274	2,876,570
Perrigo Co. PLC	41,202	1,860,270
		14,914,133
TOTAL HEALTH CARE		137,360,124
INDUSTRIALS - 16.9%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	20,018	3,602,439
BWX Technologies, Inc.	29,339	1,664,695
Curtiss-Wright Corp.	12,590	1,607,491
Hexcel Corp. (a)	25,857	1,467,126
Howmet Aerospace, Inc.	119,409	3,545,253
Huntington Ingalls Industries, Inc.	12,165	2,466,210
Mercury Systems, Inc. (a)	16,962	874,221
Spirit AeroSystems Holdings, Inc. Class A	32,203	1,329,662
Textron, Inc.	69,625	5,141,806
Virgin Galactic Holdings, Inc. (a)(b)	55,204	1,035,075
		22,733,978
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	29,869	2,652,367
Airlines - 0.7%
Alaska Air Group, Inc. (a)	37,714	1,991,299
American Airlines Group, Inc. (a)(b)	197,114	3,784,589
Copa Holdings SA Class A (a)	9,679	715,859
JetBlue Airways Corp. (a)	97,338	1,365,652
		7,857,399
Building Products - 2.8%
A.O. Smith Corp.	40,840	2,984,179
Advanced Drain Systems, Inc.	18,616	2,099,885
Allegion PLC	27,709	3,555,065
Armstrong World Industries, Inc.	14,628	1,545,448
Builders FirstSource, Inc. (a)	63,233	3,684,587
Carlisle Companies, Inc.	15,852	3,533,728
Fortune Brands Home & Security, Inc.	42,642	4,323,899
Lennox International, Inc.	10,343	3,095,453
Owens Corning	31,761	2,966,795
The AZEK Co., Inc. (a)	34,626	1,270,428
Trex Co., Inc. (a)	35,707	3,799,225
		32,858,692
Commercial Services & Supplies - 0.7%
ADT, Inc. (b)	49,173	410,595
Clean Harbors, Inc. (a)	15,634	1,759,450
Driven Brands Holdings, Inc.	16,654	540,755
IAA, Inc. (a)	41,620	2,482,633
MSA Safety, Inc.	11,336	1,734,748
Stericycle, Inc. (a)	28,207	1,887,612
		8,815,793
Construction & Engineering - 0.9%
AECOM (a)	42,048	2,874,822
MasTec, Inc. (a)	17,371	1,548,277
Quanta Services, Inc.	42,682	5,176,473
Valmont Industries, Inc.	6,454	1,542,248
		11,141,820
Electrical Equipment - 2.2%
Acuity Brands, Inc.	10,920	2,243,296
ChargePoint Holdings, Inc. Class A (a)(b)	32,250	799,155
Hubbell, Inc. Class B	16,705	3,330,476
nVent Electric PLC	51,419	1,822,804
Plug Power, Inc. (a)(b)	157,914	6,043,369
Regal Rexnord Corp.	20,806	3,169,378
Sensata Technologies, Inc. PLC (a)	47,983	2,643,863
Shoals Technologies Group, Inc.	31,686	981,949
Sunrun, Inc. (a)	61,514	3,548,128
Vertiv Holdings Co.	86,750	2,227,740
		26,810,158
Machinery - 3.6%
AGCO Corp.	19,256	2,353,276
Allison Transmission Holdings, Inc.	32,485	1,083,700
Colfax Corp. (a)(b)	36,083	1,862,604
Crane Co.	15,171	1,566,861
Donaldson Co., Inc.	38,921	2,335,649
Flowserve Corp.	40,027	1,345,708
Gates Industrial Corp. PLC (a)	29,458	484,290
Graco, Inc.	51,814	3,895,377
ITT, Inc.	26,598	2,502,074
Lincoln Electric Holdings, Inc.	17,727	2,524,325
Middleby Corp. (a)	16,998	3,101,115
Nordson Corp.	17,915	4,554,172
Oshkosh Corp.	21,119	2,259,733
Pentair PLC	51,017	3,773,727
Snap-On, Inc.	16,474	3,348,011
Timken Co.	19,777	1,403,178
Toro Co.	33,154	3,165,212
Woodward, Inc.	17,715	2,000,909
		43,559,921
Marine - 0.1%
Kirby Corp. (a)	18,442	966,545
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	41,108	3,570,641
CACI International, Inc. Class A (a)	7,172	2,062,954
Dun & Bradstreet Holdings, Inc. (a)	49,133	925,666
FTI Consulting, Inc. (a)(b)	10,316	1,484,679
Jacobs Engineering Group, Inc.	39,885	5,600,652
LegalZoom.com, Inc.	5,939	166,530
Manpower, Inc.	16,763	1,620,144
Nielsen Holdings PLC	110,465	2,236,916
Robert Half International, Inc.	33,893	3,832,282
Science Applications Internati	17,906	1,607,601
		23,108,065
Road & Rail - 1.0%
AMERCO	2,760	2,034,092
Knight-Swift Transportation Holdings, Inc. Class A	49,625	2,813,241
Landstar System, Inc.	11,796	2,073,855
Ryder System, Inc.	16,073	1,365,401
Schneider National, Inc. Class B	16,115	401,908
TuSimple Holdings, Inc. (a)	10,355	405,088
XPO Logistics, Inc. (a)	29,884	2,564,047
		11,657,632
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	32,948	1,319,567
Core & Main, Inc.	10,610	290,290
MSC Industrial Direct Co., Inc. Class A	13,848	1,164,201
SiteOne Landscape Supply, Inc. (a)	13,601	3,195,691
Univar, Inc. (a)	51,541	1,318,419
Watsco, Inc.	10,082	2,919,546
		10,207,714
TOTAL INDUSTRIALS		202,370,084
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.1%
Ciena Corp. (a)	47,578	2,583,010
CommScope Holding Co., Inc. (a)	61,739	661,225
F5 Networks, Inc. (a)	18,589	3,925,067
Juniper Networks, Inc.	100,185	2,957,461
Lumentum Holdings, Inc. (a)	23,347	1,927,995
ViaSat, Inc. (a)	21,449	1,280,291
		13,335,049
Electronic Equipment & Components - 1.8%
Arrow Electronics, Inc. (a)	22,048	2,552,056
Avnet, Inc.	30,628	1,167,233
Cognex Corp.	52,765	4,621,686
Coherent, Inc. (a)	7,541	1,918,430
IPG Photonics Corp. (a)	11,168	1,775,824
Jabil, Inc.	43,843	2,628,826
Littelfuse, Inc.	7,372	2,171,423
National Instruments Corp.	40,966	1,739,826
TD SYNNEX Corp.	12,820	1,346,100
Vontier Corp.	52,191	1,765,622
		21,687,026
IT Services - 3.5%
Alliance Data Systems Corp.	15,294	1,303,814
Amdocs Ltd.	39,917	3,107,139
Concentrix Corp.	13,005	2,310,728
DXC Technology Co. (a)	77,472	2,523,263
Euronet Worldwide, Inc. (a)(b)	15,623	1,752,744
Fastly, Inc. Class A (a)(b)	32,523	1,645,989
Genpact Ltd.	56,518	2,789,163
Globant SA (a)	12,473	3,981,257
Jack Henry & Associates, Inc.	22,789	3,793,913
MongoDB, Inc. Class A (a)	19,127	9,970,711
Paysafe Ltd. (a)(b)	129,065	1,006,707
Sabre Corp. (a)	98,138	1,018,672
Shift4 Payments, Inc. (a)(b)	13,324	841,144
SolarWinds, Inc. (b)	10,872	175,039
Switch, Inc. Class A	35,179	889,325
The Western Union Co.	126,041	2,296,467
WEX, Inc. (a)	13,789	2,064,213
		41,470,288
Semiconductors & Semiconductor Equipment - 3.9%
Allegro MicroSystems LLC (a)	12,475	416,166
Brooks Automation, Inc.	22,588	2,630,373
Cirrus Logic, Inc. (a)	17,788	1,437,448
Enphase Energy, Inc. (a)	40,706	9,428,731
Entegris, Inc.	41,550	5,849,409
First Solar, Inc. (a)	32,708	3,911,550
MKS Instruments, Inc.	17,061	2,560,003
Monolithic Power Systems, Inc.	13,835	7,269,739
ON Semiconductor Corp. (a)	130,682	6,281,884
Universal Display Corp.	13,361	2,447,735
Wolfspeed, Inc. (a)	35,590	4,274,715
		46,507,753
Software - 8.1%
Alteryx, Inc. Class A (a)	18,118	1,326,056
Anaplan, Inc. (a)	43,329	2,825,484
Aspen Technology, Inc. (a)	20,957	3,283,752
Avalara, Inc. (a)	26,139	4,695,610
Bentley Systems, Inc. Class B (b)	42,577	2,518,430
Bill.Com Holdings, Inc. (a)	24,378	7,174,689
Black Knight, Inc. (a)	46,905	3,288,510
C3.Ai, Inc. (b)	10,593	477,956
CDK Global, Inc.	37,672	1,639,485
Ceridian HCM Holding, Inc. (a)	39,858	4,992,215
Datto Holding Corp. (b)	7,517	179,656
Dolby Laboratories, Inc. Class A	19,819	1,751,009
DoubleVerify Holdings, Inc. (a)	4,878	192,827
Dropbox, Inc. Class A (a)	94,067	2,868,103
Duck Creek Technologies, Inc. (a)	21,980	692,370
Dynatrace, Inc. (a)	60,715	4,553,625
Elastic NV (a)	21,482	3,727,342
Everbridge, Inc. (a)	11,836	1,885,593
Fair Isaac Corp. (a)	8,493	3,381,913
Five9, Inc. (a)	20,609	3,256,428
Guidewire Software, Inc. (a)	25,887	3,254,773
Jamf Holding Corp. (a)(b)	16,297	776,552
Mandiant, Inc. (a)	72,252	1,260,075
Manhattan Associates, Inc. (a)	19,527	3,544,932
McAfee Corp.	21,143	451,826
N-able, Inc. (a)(b)	12,497	166,210
nCino, Inc. (a)	17,312	1,257,890
NCR Corp. (a)	39,396	1,557,718
New Relic, Inc. (a)	15,914	1,291,580
NortonLifeLock, Inc.	169,632	4,317,134
Nuance Communications, Inc. (a)	87,952	4,841,758
Nutanix, Inc. Class A (a)	59,291	2,034,274
Paycor HCM, Inc.	9,939	322,421
Paylocity Holding Corp. (a)	11,563	3,528,334
Pegasystems, Inc.	12,623	1,498,603
Procore Technologies, Inc. (a)	3,073	281,026
PTC, Inc. (a)	32,526	4,142,186
Smartsheet, Inc. (a)	37,064	2,557,787
Teradata Corp. (a)	33,587	1,899,681
Zendesk, Inc. (a)	36,720	3,738,096
		97,433,909
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. Class A (a)	82,414	2,213,640
Xerox Holdings Corp.	43,548	775,154
		2,988,794
TOTAL INFORMATION TECHNOLOGY		223,422,819
MATERIALS - 6.3%
Chemicals - 2.4%
Ashland Global Holdings, Inc. (b)	16,981	1,630,346
Axalta Coating Systems Ltd. (a)	63,662	1,985,618
CF Industries Holdings, Inc.	65,985	3,747,948
Diversey Holdings Ltd. (a)	15,177	264,080
Element Solutions, Inc.	71,511	1,624,015
Huntsman Corp.	64,894	2,114,247
NewMarket Corp.	2,059	700,081
Olin Corp.	44,371	2,528,260
RPM International, Inc.	39,398	3,435,506
The Chemours Co. LLC	50,926	1,426,947
The Mosaic Co.	106,597	4,431,237
The Scotts Miracle-Gro Co. Class A	12,667	1,880,543
Valvoline, Inc.	55,874	1,897,481
Westlake Chemical Corp.	10,261	998,806
		28,665,115
Construction Materials - 0.2%
Eagle Materials, Inc.	12,687	1,882,243
Containers & Packaging - 2.2%
Aptargroup, Inc.	20,265	2,447,607
Ardagh Group SA	5,444	134,059
Ardagh Metal Packaging SA (a)	12,108	119,264
Avery Dennison Corp.	25,542	5,561,004
Berry Global Group, Inc. (a)	41,673	2,731,248
Crown Holdings, Inc.	38,982	4,053,738
Graphic Packaging Holding Co.	86,917	1,732,256
Packaging Corp. of America	28,921	3,972,878
Sealed Air Corp.	46,244	2,743,194
Silgan Holdings, Inc.	25,990	1,044,798
Sonoco Products Co.	30,240	1,752,408
		26,292,454
Metals & Mining - 1.4%
Alcoa Corp.	57,618	2,647,547
Cleveland-Cliffs, Inc. (a)	140,576	3,389,287
Reliance Steel & Aluminum Co.	19,571	2,860,497
Royal Gold, Inc.	20,216	2,001,788
Steel Dynamics, Inc.	59,819	3,952,840
United States Steel Corp.	82,488	2,176,858
		17,028,817
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	29,284	1,725,706
TOTAL MATERIALS		75,594,335
REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Campus Communities, Inc.	42,296	2,272,141
American Homes 4 Rent Class A	87,272	3,543,243
Americold Realty Trust	80,556	2,373,985
Apartment Income (REIT) Corp.	48,211	2,584,592
Brixmor Property Group, Inc.	91,506	2,144,901
Camden Property Trust (SBI)	30,016	4,895,610
CoreSite Realty Corp.	13,505	1,923,922
Cousins Properties, Inc.	45,721	1,811,009
CubeSmart	61,935	3,407,044
CyrusOne, Inc.	38,265	3,138,495
Douglas Emmett, Inc.	51,364	1,678,576
EPR Properties	22,836	1,146,596
Equity Lifestyle Properties, Inc.	53,621	4,531,511
Federal Realty Investment Trust (SBI)	23,831	2,868,061
First Industrial Realty Trust, Inc.	39,734	2,313,711
Gaming & Leisure Properties	68,015	3,298,047
Healthcare Trust of America, Inc.	67,209	2,244,109
Highwoods Properties, Inc. (SBI)	31,604	1,417,123
Host Hotels & Resorts, Inc. (a)	218,171	3,671,818
Hudson Pacific Properties, Inc.	45,730	1,177,548
Iron Mountain, Inc.	88,403	4,034,713
JBG SMITH Properties	38,262	1,104,241
Kilroy Realty Corp.	35,814	2,413,147
Kimco Realty Corp.	179,227	4,050,530
Lamar Advertising Co. Class A	26,591	3,010,101
Life Storage, Inc.	23,999	3,211,306
Medical Properties Trust, Inc.	182,309	3,888,651
National Retail Properties, Inc.	53,889	2,444,405
Omega Healthcare Investors, Inc.	73,712	2,164,184
Park Hotels & Resorts, Inc. (a)	72,266	1,339,089
Rayonier, Inc.	43,369	1,618,965
Regency Centers Corp.	52,089	3,667,586
Rexford Industrial Realty, Inc.	42,536	2,858,419
SL Green Realty Corp.	20,705	1,450,799
Spirit Realty Capital, Inc.	36,636	1,792,599
Store Capital Corp.	75,333	2,586,182
VICI Properties, Inc.	181,156	5,316,929
Vornado Realty Trust	54,159	2,308,798
		101,702,686
Real Estate Management & Development - 0.7%
Howard Hughes Corp. (a)	12,811	1,116,222
Jones Lang LaSalle, Inc. (a)	15,585	4,024,515
Opendoor Technologies, Inc. (a)	138,717	3,288,980
		8,429,717
TOTAL REAL ESTATE		110,132,403
UTILITIES - 2.3%
Electric Utilities - 0.8%
Hawaiian Electric Industries, Inc.	32,483	1,317,510
IDACORP, Inc.	15,488	1,615,708
NRG Energy, Inc.	75,116	2,996,377
OGE Energy Corp.	61,458	2,093,874
Pinnacle West Capital Corp.	34,793	2,243,801
		10,267,270
Gas Utilities - 0.4%
National Fuel Gas Co.	26,991	1,550,093
UGI Corp.	64,145	2,784,534
		4,334,627
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	39,495	1,635,488
Vistra Corp.	147,730	2,894,031
		4,529,519
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	61,542	1,891,186
NiSource, Inc.	120,912	2,982,899
		4,874,085
Water Utilities - 0.3%
Essential Utilities, Inc.	69,148	3,254,796
TOTAL UTILITIES		27,260,297
TOTAL COMMON STOCKS (Cost $775,271,648)		1,195,541,569

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	4,734,443	4,735,389
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	45,947,881	45,952,475
TOTAL MONEY MARKET FUNDS (Cost $50,687,864)		50,687,864

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $825,959,512)	1,246,229,433
NET OTHER ASSETS (LIABILITIES) - (4.0)% (e)	(47,677,334)
NET ASSETS - 100.0%	1,198,552,099

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Dec 2021	3,068,340	128,068	128,068

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $189,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,894,895	67,181,099	66,340,605	677	-	-	4,735,389	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	34,474,868	74,953,188	63,475,581	21,166	-	-	45,952,475	0.1%
Total	38,369,763	142,134,287	129,816,186	21,843	-	-	50,687,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.